ACQUISITION (Details Narrative) - USD ($)	Sep. 02, 2022	Apr. 03, 2022	Mar. 07, 2022	Mar. 04, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 02, 2022	Dec. 01, 2021	Nov. 01, 2021	Oct. 02, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 02, 2021	Jun. 01, 2021	May 01, 2021	Apr. 02, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 03, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 06, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Stock issued during period value new issues	$ 4,315,702	$ 409			$ 750	$ 862	$ 1,488	$ 900	$ 2,246	$ 2,500	$ 3,725	$ 5,375	$ 2,478	$ 2,512	$ 2,750	$ 5,100	$ 29,000	$ 3,687	$ 1,288
Goodwill																				$ 29,660,232	$ 29,493,398	$ 29,493,398
Soccer partners[Member]
Business Acquisition [Line Items]
Goodwill																				166,834
Soccer Partners America [Member]
Business Acquisition [Line Items]
Goodwill			$ 166,834
Consulting management And license agreement [Member]
Business Acquisition [Line Items]
Shares of common stock			10,000,000
Share price				$ 0.056
Stock issued during period value new issues				$ 556,000
Consulting management And license agreement [Member] | Soccer partners[Member]
Business Acquisition [Line Items]
Business consideration amount			$ 20,000
Acquisition period			20 years
Consulting management And license agreement [Member] | Soccer Partners America [Member]
Business Acquisition [Line Items]
Goodwill																				$ 166,834